Advances, Accounts Payable and Accrued Expenses - Related Parties (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Advances, Accounts Payable and Accrued Expenses Related Parties (Textual)
Advance from former officer/director		$ 132,934	$ 45,911	$ 45,911
Accrued salaries		87,023
Accounts payable and accrued expenses - related parties	$ 45,911	$ 132,934	$ 45,911